Fathom OpCo Predecessor Period Acquisitions - Other Acquisitions - Additional Information (Details) $ in Thousands	Aug. 18, 2020 USD ($)
GPI Prototype & Manufacturing Services, LLC [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred	$ 2,441
Mark Two Engineering, LLC [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred	$ 6,639
Business acquisition, percentage of interests acquired	100.00%